AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 06/27/2011

FILE NOS: 811-08228
33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[40]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[41]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN
(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Address of Principal Executive Office)

407-644-1986
(Registrant's Telephone Number, including Area Code:)

ARTHUR D. ALLY
1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Name and Address of Agent for Service)

Please send copy of communications to:
DAVID D. JONES, ESQUIRE
395 Sawdust Road, #2148
The Woodlands, TX  77381

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(3)
/ /	75 days after filing pursuant to paragraph (a)(2)
/X/	on September 29, 2011 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended December 31, 2010 was filed on February 28, 2011.

TIMOTHY PLAN

PROSPECTUS
October 1, 2011

TIMOTHY PLAN FAMILY OF FUNDS

TIMOTHY PLAN ISRAEL SHARED VALUES FUND
Share Class	Ticker Symbol
Class A	---------
Class C	---------

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Funds invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Fund's portfolio and are referred to throughout this Prospectus as “Excluded Securities”. Under a zero-tolerance policy, Excluded Securities will not be purchased by any Fund. Timothy Partners, Ltd. (“TPL”) is investment advisor to the Fund and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusion described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values. Further, if a company whose securities are being held by the Fund is subsequently discovered to be engaged in a prohibited practice, that security will be sold as soon as is reasonably practicable.

Because the Fund will not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund’s pool of eligible investments may be limited to a certain degree. Although TPL believes that the Fund can achieve its investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Fund’s performance and ongoing expenses.

Before you invest, you should review this prospectus, which contains more information about the Fund and its risks. You can also find this prospectus and other information about the Fund online at www.timothyplan.com. You can also get this information at no cost by calling (800) 846-7526 or by sending an e-mail request to invest@timothyplan.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1-	Fund Summary
This section provides you with an overview of the Fund, including investment objectives, fees and expenses, and historical performance information.

Timothy Plan Israel Shared Values Fund

Section 2-	Description of the Fund
This section sets forth a general description of important information you should know about the Fund.

Section 3-	Who Manages Your Money
This section gives you a detailed discussion of the Fund's investment Advisor and investment manager.

The Investment Advisor
The Investment Manager

Section 4-	How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer
How To Reduce Your Sales Charge
How To Buy Shares
How To Sell Shares

Section 5-	General Information
This section summarizes the Fund's distribution policies and other general Fund information.

Dividends, Distributions and Taxes
Net Asset Value
Fair Value Pricing
Frequent Trading
Distribution and Service Plans
Fund Service Providers
Privacy Policy Customer Identification Policy

Section 6-	Financial Highlights
This section provides information concerning the Fund's financial performance.

Section 7-	For More Information
This section tells you how to obtain additional information relating to the Fund.

Section 1.  Fund Summary

TIMOTHY PLAN ISRAEL SHARED VALUES FUND
Before you invest, you should review the Fund’s prospectus, which contains more information about this Fund and its risks. The Statutory Prospectus and Statement of Additional Information (“SAI”), both dated October 1, 2011, are incorporated by reference into this Summary Prospectus. You can find the Fund’s prospectus and other information about the Fund online at www.timothyplan.com. You can also get this information at no cost by calling (800) 846-7526 or by sending an e-mail request to invest@timothyplan.com.

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase, Redemption and Pricing of Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Transaction Expenses (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A	Class C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.49%	0.49%
Fees and Expenses of Acquired Funds	0.01%	0.01%
Total Net Annual Operating Expense (2)	1.75%	2.50%

(1)	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase.
(2)	Estimated for the Fund's first year of operations.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$723	$364	$723	$261
3 Years	$1,088	$810	$1,088	$810

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of companies domiciled in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

•
This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Israel Risk | The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger specrtum of the foreign market. This is because the securities markets in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5
Country-Specific Changes | The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks.  As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

6
Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

7
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

8
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

9
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

10
Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager's perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

11
Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

This is a new Fund without an operating history.  Accordingly, performance information is not available at this time.

MANAGEMENT

Investment Advisor
Timothy Partners, Ltd. (“TPL”)

Sub-Advisor
Eagle Global Advisors (“Eagle”) serves as the investment manager for the Fund.

Portfolio Managers

Edward Allen, Senior Partner; Thomas Hunt, Senior Partner; Steven Russo, Team Member; and John Gualy, Partner, of Eagle, have served the Fund since its inception on October 1, 2011.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Section 2.  Description of The Fund

TIMOTHY PLAN ISRAEL SHARED VALUES FUND

The investment objective of this Fund is to provide you with long-term growth of capital.

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of companies domiciled in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

•
This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in Israeli companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Israel Risk | The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. Companies or funds that invest across a larger specrtum of the foreign market. This is because the securities markets in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5
Country-Specific Changes | The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks.  As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

6
Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

7
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

8
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

9
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

10
Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

11
Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI.

Section 3.  Who Manages Your Money

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Blvd., Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Manager. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the advisor to the Fund since its inception.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 1.00% of the Fund's assets.

TPL, with the Trust’s consent, has engaged the services of the Investment Manager described below to provide day-to-day investment advisory services to the Fund. TPL pays all fees charged by the Investment Manager for such services.

The Statement of Additional Information for the Trust (“SAI”), dated October 1, 2011, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Advisor and Investment Manager, and ownership of Fund shares. The SAI is available upon request at no charge. To receive an SAI you may request one by calling the Fund at (800) 846-7526.

EAGLE GLOBAL ADVISORS

Eagle Global Advisors (“Eagle”), 5847 San Felipe, Suite 930, Houston, TX 77057 is the Investment Manager for the Fund. Eagle was founded in 1996 and is owned by its employees. The senior members discussed below have worked together since 1992. Eagle has provided investment management services and advice in the international sector since its founding. Eagle is also the Investment Manager to the Timothy Plan International Fund.

The Israel Shared Values Fund is team managed, with each member of the team assuming responsibility for a specific market sector. The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

Mr. Edward Allen, III, PhD., a senior partner, is the chairman of the International Equity Committee, with a primary focus on the Asian community. He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago. Mr. Allen has been with Eagle since 1992.

Mr. Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee and focuses on health care, consumer non-durables and technology. Mr. Allen is a graduate of the University of Texas and the Harvard Business School where he earned his MBA. Mr. Hunt, III, has been with Eagle since 1992.

Mr. Steven Russo, a graduate of the University of Texas and a recipient of an MBA from Rice University, is a senior partner at Eagle. Mr. Russo sits on the International Equity Committee where his emphasis is on consumer services, capital goods, and transportation. Mr. Russo has been with Eagle since 1992.

Mr. John Gualy is a partner and member of the International Equity Committee. Mr. Gualy’s research responsibilities are the emerging markets, focusing on telecommunications, utilities and energy. He graduated from the University of Texas (Austin) and received an MBA from Rice University. Mr. Gualy has been with Eagle since 1992.

Mr. Russo, Mr. Allen, Mr. Gualy and Mr. Hunt all sat on the team responsible for the development of the Eagle security ranking model. As of December 31, 2010, Eagle had $4.4 billion in assets under management.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR’S AND THE INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGER MAY BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED OCTOBER 1, 2011. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800)846-7526.

Section 4.  How You Can Buy and Sell Shares

What Share Classes We Offer

The Fund offers you a choice of two different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each Share Class in the Fund represents interests in the same portfolio of investments in the Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expense ratio on Class A shares.

Class A Shares

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges (1) apply to the Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,999	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (2)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of Class A shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund. There are no sales charges for the Money Market Fund.

(2)
The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Fund. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

Class C Shares

Class C shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. However, Class C shares of the Fund pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of up to the total value of your redemption if you redeem your shares within thirteen months from the date of purchase. No CDSC is charged on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, increases in the value of the shares owned, on any redemption in an amount of ten percent (10%) or less of the initial purchase, upon the event of the death of the shareholder (unless the account is held in joint name and the survivor liquidates the shares) or shares placed in qualified plans employing a third party administrator.

How To Reduce Your Sales Charge

Exemptions From Sales Charges

The Trust waives sales charges on purchases of Class A shares for:

1.	fee-based registered investment advisors for their clients,
2.	broker/dealers with wrap fee accounts,
3.
registered investment advisors, and registered representatives and employees of broker/dealers that are members of the Master Selling Group for their own accounts, or family members of their household,

4.
trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan.

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A shares:

1.	by churches for their own accounts,
2.	by religious-based charitable organizations and foundations for themselves,
3.
for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds (the Trust, in its sole discretion, may lower these minimums),

4.	by shareholders of Timothy Plan Funds who have liquidated shares and are repurchasing shares in any Timothy Plan Fund within 90 days of the liquidation,
5.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the higher of the original purchase or the most recent net asset values of all the load shares you and your related accounts previously purchased and currently hold in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with aggregate purchases or current value of $950,000 at the close of business on the day your order to purchase is received, and you decided to purchase an additional $60,000 of Class A shares of any load Fund, there would be no sales charge on that purchase because with the additional purchase, you will have accumulated more than $1,000,000 in all load Funds of the Trust. Related accounts include and are limited to accounts established by or for you, your parents, in-laws, spouse, children, or grandchildren, including trust, beneficiary and grantor accounts. Related accounts also include participants in their individual employer-sponsored retirement programs. It may be necessary to notify the Fund of related accounts providing the account numbers of the related accounts, or the name of the retirement plan if applicable, to be certain you receive the appropriate break point discount. To ensure the charges assessed against your account are at the appropriate breakpoint level, you should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.

REINSTATEMENTS

You may request reinstatement (the repurchase of Fund shares after having liquidated them earlier) within ninety days of the liquidation of Class A Fund shares. Reinstatements are at NAV up to the dollar amount liquidated. Reinstatement purchases are available for any Fund repurchased, except the Money Market Fund which is no-load, regardless of which Fund was liquidated. Reinstatement purchases may be affected for the same or any related account.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not reduce charges assessed on purchases made more than 90 days prior to the letter, however, those purchases will aggregate with future purchases . During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

How To Buy Shares

Opening And Adding To Your Account

You can invest directly in the Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling (800) 662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for the Fund, in any Class of shares, is set forth below:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount

Regular Accounts	$1,000	None

Qualified Retirement Plans and Coverdell Education Accounts	None	None

Automatic Investment Accounts	$50	$50/month

Broker Wrap-Fee Accounts	None	None

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Gemini Fund Services
4020 South 147th Street
Omaha, NE  68137

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Gemini Fund Services, the Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (402-963-9094) an Account Registration Form to the Transfer Agent.
2.	Call (800) 662-0201 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.
4.	Ask your bank to wire funds to the account of:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130107148194
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at (800) 662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

Confirmation Statements

After every transaction that affects your account balance or your account registration.

Account Statements

Quarterly.

Financial Reports

Semi-annually — To reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds. If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available on line at www.timothyplan.com.

How To Sell Shares

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

The Timothy Plan
c/o Gemini Fund Services
4020 South 147th Street
Omaha, NE  68137

The selling price for Class A shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

1.	Your account number.
2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3.	The signatures of all account owners exactly as they are registered on the account.
4.	Any required signature guarantees.
5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 662-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1.	if you change the ownership on your account;

2.	when you want the redemption proceeds sent to a different address than is registered on the account;

3.	if the proceeds are to be made payable to someone other than the account’s owner(s);

4.	any redemption transmitted by federal wire transfer to your bank; and

5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

6.	(for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Gemini Fund Services, you may be required to furnish additional legal documents, or alternative assurances to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words “New Technology Medallion Signature Guarantee.” Please call customer service at (800) 662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund by calling the Transfer Agent at (800) 662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

Section 5.  General Information

Dividends, Distributions and Taxes

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Gemini Fund Services, 4020 South 147th Street, Omaha, NE  68137.

The Fund intends to qualify and maintain its qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent the Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax advisor regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Net Asset Value

Shares of each Class of the Fund are offered at the public offering price for each Class. The public offering price is each class’s next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of the Fund’s investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. The Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. The Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor and/or Investment Manager responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Advisor and Investment Manager with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund generally invests its assets in exchange listed securities of Israeli issuers with relatively liquid markets. The Fund invests in securities on both U.S. and foreign exchanges.  Accordingly, there may be circumstances under which the Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board of Trustees has adopted a policy prohibiting frequent purchases and sales of Fund shares. The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts. The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder. For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and shall result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

Distribution and Service Plans

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for each Class of Shares of the Fund (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate TPL or others for expenses relating to the promotion and sale of shares of the Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of the Fund compensate TPL for distribution and service fees at an annual rate of 0.25% (all of which may be classified as a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class A shares. Amounts paid under the Class A Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class A shares, including the paying of commissions for sales of Class A shares.

Under the Class C Distribution Plan, the Class C shares of the Fund compensates TPL for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C shares. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fund Service Providers

Principal Underwriter

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Fund's shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Advisor to the Trust. TPL is not compensated for serving as underwriter of the Trust.

Privacy Policy

The following is a description of the Trust's policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUNDS COLLECT

The Funds collect the following nonpublic personal information about you:

1.
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUNDS DISCLOSE

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Section 6.  Financial Highlights

This is a new Fund without an operating history.  Accordingly, financial information is not yet available.

Section 7.  For More Information

Additional information about the Fund is available in the Funds’ Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated October 1, 2011, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

The Trust's SAI, annual report and semi-annual report are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Fund, please contact the Fund.

	Timothy Plan*	Securities and Exchange Commission

By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	http://www.timothyplan.com	http://www.sec.gov
In Person:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan
Investment Company Act No. 811-08228

TIMOTHY PLAN

SAI
STATEMENT OF ADDITIONAL INFORMATION

OCTOBER 1, 2011

TIMOTHY PLAN FAMILY OF FUNDS

TIMOTHY PLAN ISRAEL SHARED VALES FUND

SHARE CLASS	TICKER SYMBOL	CUSIP NUMBER
CLASS A
CLASS C

THE FUND IS DISTRIBUTED THROUGH: TIMOTHY PARTNERS, LTD., 1055 MAITLAND CENTER COMMONS, MAITLAND, FLORIDA 32751

This Statement of Additional Information (“SAI”) is not a prospectus. It is an additional disclosure document filed in addition to and supplementing The Timothy Plan Israel Shared Values Fund Prospectus, dated October 1, 2011, which contains information concerning the Timothy Plan Israel Shared Values Fund (the “Fund”), which should be read with this Statement of Additional Information.

The Timothy Plan (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

COPIES OF THIS SAI AND/OR THE PROSPECTUS TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526. RETAIN THIS SAI FOR FUTURE REFERENCE.

Table of Contents

Section 1. General Information

Fund History

Section 2. Investments and Risks

Investment Strategies and Risks
Fund Policies
Portfolio Turnover
Disclosure of Portfolio Turnover

Section 3. Management of the Fund

Investment Advisor
Investment Manager
Officers and Trustees of the Trust
Compensation
Code of Ethics
Proxy Voting Policies

Section 4. Control Persons and Principal Holders of Securities

Holders of More than 5% of the Fund's Shares

Section 5. Investment Advisory and Other Services

Principal Underwriter
Rule 12b-1 Plans
Other Service Providers
Service Agreements

Section 6. Bokerage Allocation

Brokerage Transactions
Commissions

Section 7. Purchase, Redemption and Pricing of Shares

Purchase of Shares
Redemption of Shares

Section 8. Taxation of the Fund

Taxation

Section 9. Calculation of Performance Data

Performance

Section 10. Financial Statements

Appendix A. Proxy Voting Policy

Proxy Voting Policy

Section 1.  General Information

Fund History

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains only to the following  series of the Trust:

Timothy Plan Israel Shared Value Fund

Shares of the Fund are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are two Classes of shares currently offered by the Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees.

Shareholder meetings will not be held unless required by federal or state law.

Section 2. Investments and Risks

Investment Strategies and Risks

The Fund seeks to achieve its objectives by making investments selected in accordance with the Fund’s investment restrictions and policies as described in the Fund's prospectus. The Fund will vary its investment strategy as described in its prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Fund, the securities in which it may invest, and the policies it will follow.

The Fund issues two classes of shares (Class A and Class C) that invest in the same portfolio of securities. Class A and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Fund invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Fund’s Advisor or the Fund’s investment manager anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are public and private issued debt securities that are rated above high yield (“junk” bonds). They generally carry a rating of BBB and above by Standard & Poor’s. Because they are considered investment grade, they generally carry lower coupon rates than high yield bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS

American Depository Receipts (“ADRs”) are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Unless the Fund invests more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market. REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate. Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

COMMODITY EXCHANGE TRADED FUNDS

Commodity Exchange Traded Funds (“ETFs”) are very similar to a mutual fund, but have very little management. A commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the Fund manager. Most commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets. They are all buy-side futures contracts based on the amount of funds they receive from investors. Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold. Some focus on a more diversified basket of commodities. ETFs trade like stocks, can be purchased or sold at any time during market hours, and unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment. Investing in a commodity ETF is one of the easiest ways to participate in the commodity markets.

HIGH YIELD BONDS

High Yield Bonds are public and private issue debt securities that are rated below investment grade (such as “BB” or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Services, Inc.) or deemed to be below investment grade by the Investment Advisor. These types of securities are commonly referred to as “junk” bonds. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES

The Fund's Investment Manager may take temporary defensive actions when it is determined to be in the best interests of the shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that it would have been if it had invested strictly according to its objectives.

Fund Policies

In addition to those set forth in the current the Fund's prospectus, the Fund has adopted the investment restrictions set forth below, which are fundamental policies of the Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (I) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Traditional Fund will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Fund may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.
purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund’s total assets in one particular industry, except for temporary defensive purposes;

7.
make purchases of securities on “margin”, or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

8.
invest in securities of any open-end investment company, except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may the Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class. The Asset Allocation Funds are not subject to this restriction.

9.
(Except for the Defensive Strategies Fund) as to 75% of the Fund’s total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.)

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

11.
make loans of money or securities, except (I) by purchase of fixed income securities in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

12.
invest in securities of any company if any officer or trustee of the Fund or the Fund’ Advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

13.
borrow money, except that the Fund may borrow from banks (I) for temporary or emergency purposes in an amount not exceeding the Fund’s assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by the Fund, including reverse repurchase agreements, exceed 5% of the value of the Fund’s total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

14.
pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

15.
purchase the securities of any issuer, if, as a result, more than 10% of the value of the Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of the Fund’s net assets.

So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of the Fund's assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

Portfolio Turnover

It is not the policy of the Fund to purchase or sell securities for short-term trading purposes, but the Fund may sell securities to recognize gains or avoid potential for loss. The Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. Since this is a new Fund without an operating history, portfolio turnover information is not yet available.  The Fund's Investment Manager does not expect the Fund to experience portfolio turnover in excess of 100% during the Fund's first year of operarations.

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Fund, and may result in adverse tax effects to Fund shareholders. (See “Dividends and Distributions” in the the Fund's prospectus.)

Disclosure of Portfolio Holdings

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

FUND SERVICE PROVIDERS

Fund service providers include the following: Fund Accounting Agent, Independent Registered Public Accountants, Compliance Consulting Firm and Custodian. The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a real time basis. For example, the Trust’s Fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accountants to review the Fund’s portfolio. In addition to the Fund accounting agent, the Trust’s custodian also maintains an up-to-date list of the Fund’s holdings. The Trust’s compliance consulting firm must also have access to the Fund’s portfolio information in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the listed service providers to ensure each is complying with the contractual terms or expectation of the arrangement. If the Board of Trustees is unsatisfied with any of these service providers, the Board may terminate them accordingly. Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide its entire portfolio holdings of the Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances from all such parties that any information provided to them will be held in confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust has adopted a policy of posting the portfolio holdings of the Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter. The Trust is also required under law to file a listing of the portfolio holdings of the Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust’s web site, as discussed above. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to the Fund.

REVIEW

The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

Section 3.  Management of the Fund

Investment Advisor

The Trust has entered into an advisory agreement with Timothy Partners, Ltd. (“TPL” or the “Advisor”), for the provision of investment advisory services on behalf of the Trust to the Fund (the “Advisory Agreement”), subject to the supervision and direction of the Trust’s Board of Trustees.  More complete factors considered by the Trust’s Board of Trustees in approving the Advisory Agreementwill be available in the Trust's annual report dated September 30, 2011.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

INVESTMENT ADVISORY FEES

For its services to the Fund, the Advisor will receive a fee computed daily and paid monthly in arrears, at a rate equal to 1% annually of the average daily net assets of the Fund.

Investment Manager

EAGLE GLOBAL ADVISORS, LLC
Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisors, LLC (“Eagle”), Eagle provides advice and assistance to TPL in the selection of appropriate investments for the Fund, subject to the supervision and direction of the Fund’s Board of Trustees.  As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60%.

Eagle utilizes the team approach to portfolio management for the Fund. Team members have specific regional and sector responsibilities but have an equal vote in the investment decision-making process. The team is led by Mr. Edward R. Allen, as Chairman of the International Equity Committee. The other members of the team are Thomas N. Hunt, Steven S. Russo and John Gualy. Each of the team members is a founding partner of the company and has been with the firm since its inception in 1996.

Other Information Relating to Eagle

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of June 30, 2011.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Eagle Global Advisors, LLC:
Edward R. Allen, III	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)
Thomas N. Hunt, III	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)
Steven S. Russo	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)
John Gualy	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)	--- ($---)

Each team member is a partner and an equity owner of the firm. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on firm ownership. Compensation of Eagle Partners is reviewed primarily on an annual basis. Profit participations are typically paid near or just after year-end.

Eagle compensates its partners based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate partners commensurate with their responsibilities and performance competitively with other firms within the investment management industry. This is reflected in partners' salaries. Salaries and profit participation are also influenced by the operating performance of Eagle. While the salaries of Eagle's partners are comparatively fixed, profit participation may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Officers and Trustees of the Trust

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.
			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland , FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Dean of Liberty University School of Law since 2007. Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.
None

*	Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1112 Glen Falls Road DeLand, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Copeland & Covert, Attorneys at Law since 1992, specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University since 1975.
			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 160 Deer Forest Trail Fayetteville, GA Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.
			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.
			None

Name, Age and Address	Position(s)Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.
			None

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Fund and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Joseph Boatwright served as senior pastor of Aloma Baptist Church in Winter Park, Florida, for over twenty-five years. Pastor Boatwright brings a unique understanding of the scriptures to the Board, which serves well in the attempt to oversee the moral agenda of the Fund.

Mat Staver is the Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Richard Copeland is an attorney that specializes in estate planning and probate. Mr. Copeland received an LLM in taxation from the University of Miami, and has extensive experience in the taxation arena. He is also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner.

Bill Johnson has been in the ministry front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Charles Nelson is a former audit partner in a national accounting firm. Mr. Nelson holds an MBA and is a Certified Public Accountant. He is a former college instructor, and brings a combination of business, financial, and accounting skills to the Board.

Scott Preissler, PhD is a former executive director of a worldwide ministry, and currently serves as chairperson of the stewardship department at Southwestern Baptist Theological Seminary. Dr. Preissler brings extensive organizational and public service experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures. Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indicating that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Fund. The Board consists of seven Independent Trustees and three Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust , serves as Chair of the Board and Mr. Wesley Pennington served as the Lead Independent Trustee until his death on December 25, 2010. Mr. Pennington worked with Mr. Ally to set the agendas for the Board and Committee meetings, chaired meetings of the Independent Trustees, and generally served as a liaison between the Independent Trustees and the Trust’s management between Board meetings. The Board will be a lead independent trustee to succeed Mr. Pennington.

The Board of Trustees has one standing committee: the Audit Committee. The Audit Committee is chaired by an Independent Trustee. The Audit Committee consists of Messrs. Nelson, Mulder and Copeland. Mr. Pennington served on the Audit Committee and was its Chairman until his passing, and Mr. Nelson has assumed the responsibility. The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Fund. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for Trust management. The Board of Trustees has determined that its committee structure helps ensure that the Fund have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Fund, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair and the Board’s Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust's investment programs and business affairs. the Fund are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk. The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur. Different processes, procedures and controls are employed with respect to different types of risks. These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee. In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Advisor and the Trust, including the Trust's Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least an annual basis, the Independent Directors meet separately with the Fund’ CCO outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Fund’ CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Fund, including their investment performance, as well as reports regarding the valuation of the Fund's securities. In addition, in its annual review of the Fund's advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE OWNERSHIP

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee: Trustees, for their services to the Fund, may purchase Class A shares at Net Asset Value; commissions normally charged on A share purchases are waived. As of June 30, 2011, the Trustees owned the following dollar ranges of Fund shares.

Name of Person	Dollar Range of Equity Securities each Fund		Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally			$1– $10,000
	Aggressive Growth Fund	$1 - $10,000
	Conservative Growth Fund	$1 - $10,000
	Fixed Income Fund	$1 - $10,000
	Large/Mid Cap Growth Fund	$1 - $10,000
	Large/Mid Cap Value Fund	$1 - $10,000
	Small Cap Value Fund	$1 - $10,000
	Strategic Growth Fund	$1 - $10,000
Joseph E. Boatwright			Over $100,000
	Conservative Growth Fund	$50,001 - $100,000
	Fixed Income Fund	$50,001 - $100,000
	Large/Mid Cap Value Fund	$50,001 - $100,000
	Money Market Fund	$1 - $10,000
	Small Cap Value Fund	$10,001 - $50,000
	Strategic Growth Fund	$50,001 - $100,000

Mathew D. Staver			Over $100,000
	Money Market Fund	$10,001 - $50,000
	Small Cap Value Fund	Over $100,000
	Strategic Growth Fund	$50,001 - $100,000

Independent Trustees
Richard W. Copeland	None		None
Bill Johnson			$10,001 – $50,000
	Conservative Growth Fund	$10,001 - $50,000
	Defensive Strategies Fund	$1 - $10,000
	Fixed Income Fund	$1 - $10,000
	High Yield Bond Fund	$1 - $10,000
Dr. Deborah Honeycutt	None		None
John C. Mulder	None		None
Dr. David J. Tolliver			$10,001 – $50,000
	Small Cap Value Fund	$10,001 - $50,000
Charles E. Nelson			$1 – $10,000
	International Fund	$1 - $10,000
	Small Cap Value Fund	$1 - $10,000
Scott Preissler, Ph.D.	None		None
Alan M. Ross	None		None

Compensation

Compensation was paid by the Trust to the Trustees during the past calendar year as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	0	0	0	0
Joseph E. Boatwright, Secretary	0	0	0	0
Mathew D. Staver	0	0	0	0
Independent Trustees
Richard W. Copeland	2,250	0	0	2,250
Kathryn Martinez (1)	750	0	0	750
Debrorah Honeycutt (2)	2,250	0	0	2,250
Bill Johnson	3,000	0	0	3,000
John C. Mulder	1,500	0	0	1,500
Dr. David J. Tolliver (3)	3,000	0	0	3,000
Charles E. Nelson	3,000	0	0	3,000
Wesley W. Pennington (4)	3,000	0	0	3,000
Scott Preissler, Ph.D.	3,000	0	0	3,000
Alan M. Ross	1,500	0	0	1,500

1.	Ms. Martinez resigned from the Board effective November 20, 2009.

2.	Dr. Honeycutt succeeded Ms. Martinez as a Trustee effective February 26, 2010.

3.	Dr. Tolliver tendered his resignation effective January 11, 2011.

4.	Mr. Pennington passed away on December 25, 2010.

Code of Ethics

The Trust, the Advisor, the investment managers and the Fund’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities; however, the Advisor's, Trust's and underwriter's employees are prohibited from purchasing securities that are held by the Fund. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, TPL, and each sub-Advisor, have each been reviewed and ratified by the Board of Trustees.

Proxy Voting Policies

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund's proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Huntington Asset Services, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, or calling toll free at 1-800-662-0201. A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix A.

Section 4.  Control Persons and Principal Holders of Securities

At the effective date of the Fund, the Advisor intends to purchase shares of the Fund and will be deemed to control the Fund at that time.

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A controlling ownership may be detrimental to the other shareholders of the company.

Section 5.  Investment Advisory and Other Services

Principal Underwriter

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, FL 32751, acts as the principal underwriter (the “Underwriter”) of the Fund’ shares for the purpose of facilitating the notice filing of shares of the Fund under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Fund’ Trustees. TPL is not compensated for serving as principal underwriter to the Fund.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Fund.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Fund shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.
The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for the Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

Rule 12b-1 Plans

DISTRIBUTION PLANS

The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) for each Share Class offered by the Fund, up to a maximum of 1.00% for Class C shares and 0.25% for Class A shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund’s average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 1.00% for Class C shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 1.00% for Class C shares per annum will be borne by TPL without any additional payments by the Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plans also provide that to the extent that the Fund, TPL, the investment managers, or other parties on behalf of the Fund, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have moneys available for the direct distribution activities of TPL in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days’ written notice, 2) by the Underwriter on not more than 60 days’ written notice, 3) by vote of a majority of the Fund’s outstanding shares, on 60 days’ written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

Other Service Providers

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending September 30, 2011. Cohen Fund Audit Services, Ltd. performs an annual audit of the Fund’ financial statements and provides financial, tax, and accounting consulting services as requested.

Service Agreements

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

Section 6.  Brokerage Allocation

Brokerage Transactions

The Fund’s Advisor and/or Investment Manager, when effecting the purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (I) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor and Investment Manager are prohibited from considering brokerage allocation to dealers in consideration of a dealers’ distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer Fund share sales.

TPL, through the Investment Manager, is responsible for making the Fund’s portfolio decisions subject to instructions described in the the Fund's prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an Advisor, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for the Fund or other entities for which they act as investment Advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for the Fund.

The Board of Trustees of the Trust regularly reviews the brokerage placement practices of the investment manager on behalf of the Fund, and reviews the prices and commissions, if any, paid by the Fund to determine if they were reasonable.

Section 7.  Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectus), plus the applicable sales load for Class A shares, as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Fund after 4 p.m. will be confirmed at the next business day’s price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan, are eligible to contribute on a deductible basis to an IRA account. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations. 403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder’s taxable income. The contribution limit in 2010 is $5,000 annually ($10,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b) Plans, Unified Financial Securities, Inc. acts as the plan custodian. The Fund custodian, US Bank, charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the Fund underwriter, Timothy Partners, Ltd. These IRA fees are detailed in the plan documents; you should consult your employer’s plan document for details of the expenses incurred by 403(b) accounts. You should consult with your attorney or other tax Advisor for specific advice prior to establishing a plan.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

Redemption of Shares
The Fund's redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class C shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption. Shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments, who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Fund reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (I) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described in the the Fund's prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

Section 8.  Taxation of the Fund

Taxation

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. the Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of the Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of the Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of the Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by the Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, the Fund must withhold a percentage (30% during calendar year 2011) of your taxable distributions and proceeds (“back-up withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by the Fund’s Shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back-up withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of the Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax Advisors regarding specific questions as to federal, state and local taxes.

Section 9.  Calculation of Performance Data

Performance

Performance information for the shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)n = ERV

WHERE:	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual total return.

	n	=	number of years.

	ERV	=
ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of the Fund are calculated by equaling an initial amount invested in a class of the Fund to the ending value, according to the following formulas:

After Taxes on Distributions

P(1+T)n = ATVD

After Taxes on Distributions and Redemptions

P(1+T)n - ATVDR

WHERE:	P	=	a hypothetical initial payment of $1,000.

	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable,

	n	=	number of years.

	ATVD	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

YIELD QUOTATION

The Fund's “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)6 – 1]
WHERE:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

Section 10. Financial Statements

The Trust's financial statements, including the notes thereto, dated September 30, 2010, which have been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan's 2010 Annual Reports to Shareholders.   The Trust's unaudited financial statements for the semi-annual period ended March 31, 2011 are also incorporated by reference herein.

Appendix A.  Proxy Voting Policy

Preface

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment Advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment Advisor to the Fund, Advisor is responsible for voting all proxies related to securities held in the Fund’ investment portfolios. Because the Fund sub-Advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Fund are invested, Advisor looks to the Fund sub-Advisors to vote proxies, and each sub-Advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-Advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Fund’ shareholders. Sub-Advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-Advisors to vote, to promote the Fund’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-Advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-Advisors will not subordinate the economic interest of the Fund’ shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Fund’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Trustees

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-Advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

1.
In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

2.
Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

3.	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

4.
Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-Advisor to vote:

i.
Corporate Defenses | Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.
Corporate Restructuring | These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.
Capital Structure | Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

1.
Executive Compensation | Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

iv.
Independent Registered Public Accountants | The engagement, retention and termination of a Trust’s independent auditors must be approved by the Trust’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the Trust, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a Trust’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Trust’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-Advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-Advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Fund's accounts (the “Proxy Voting Officer”) when called upon by a sub-Advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

1.	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);

2.	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

3.	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

4.	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-Advisors and votes cast when called upon by a sub-Advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (I) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Sub-Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-Advisor to vote, shall maintain a record of the following:

1.
copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

2.	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

3.	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

4.	copies, if any, of all waiver request submitted to the Board and the Board’s final determination relating thereto;

5.	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

6.	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

7.	copies of all votes cast;

8.	copies of all quarterly summaries presented to the Board; and

9.	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act. Copies shall be provided to Timothy Partners promptly upon request.

Summary

Timothy Partners, Ltd. (the “Advisor”) is registered with the Securities and Exchange Commission as an Investment Advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), the Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the Investment Advisor to the Fund, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Fund to sub-Advisors. Because the Fund’s sub-Advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-Advisor. Each sub-Advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Fund’ sub-Advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-Advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Fund’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-Advisors will not subordinate the economic interests of the Fund’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-Advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by the Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

PART C. OTHER INFORMATION

Item 28.	Exhibits.

a.	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

b.	By-Laws - filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

c.	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and incorporated herein by reference.

d.	Investment Advisory Contracts.

(1)
Registrant's Form of Amendment to the Investment Advisory Agreement dated  August __, 2011 with Timothy Partners, Ltd., on behalf of the Timothy Plan Israel Shared Values Fund, will be filed by amendment.

(2)	Registrant's Form of Investment Sub-Advisory Agreement dated August __, 2011, with Eagle Global Advisors, on behalf of the Timothy Plan Israel Shared Values Fund, will be filed by amendment.

e.	Underwriting Contracts

(1)	Form of Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

(2)
Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)
Form of Registrant's Amendment dated May 1, 1996 to Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)
Form of Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)
Form of Registrant's Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, are hereby incorporated by reference.

(6)
Form of Registrant's Mutual Fund Services Agreement with Unified Fund Services, Inc., dated December 4, 2006, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of David Jones & Assoc., P.C., will be filed by amendement.

j.	Other Opinions- Consent of Independent Registered Public Accounting Firm will be filed by amendment.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(5)	Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Israel Shared Values Fund, will be filed by amendment.

(6)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Shared Values Fund, will be filed by amendment.

n.	Rule 18f-3 Plan –

(1)	Registrant's Multiple Class Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)
Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)	Form of Code of Ethics of Eagle Global Advisors, LLC, will be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See "General Information - Holders of more than 5% of Each Fund's Shares" in the Statement of Additional Information dated October 1, 2011.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

(a)              In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b)              In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)              Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)              A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)              A written opinion by an independent legal counsel; or

(c)              The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)              That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)              That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. ("TPL") serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the FINRA's IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a)	Timothy Partners, Ltd. ("TPL") is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)	The table below sets forth certain information as to the Underwriter's directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c)	None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust's custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant's administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Unified Fund Services, Inc., 2960 Meridian Street, Suite 300, Indianapolis, IN 46208.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on June 26, 2011.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally	Chairman, President &	June 26, 2011
ARTHUR D. ALLY	Treasurer- Trustee

/s/ Joseph E. Boatwright*	Trustee, Secretary	June 26, 2011
JOSEPH E. BOATWRIGHT

/s/ Matthew D. Staver*	Trustee	June 26, 2011
MATHEW D. STAVER

/s/ Deborah Honneycutt*	Trustee	June 26, 2011
DEBORAH HONEYCUTT

/s/ Charles E. Nelson*	Trustee	June 26, 2011
CHARLES E. NELSON

/s/ Scott Preissler, Ph.D.*	Trustee	June 26, 2011
SCOTT PREISSLER, Ph.D.

/s/ Alan M. Ross*	Trustee	June 26, 2011
ALAN M. ROSS

/s/ Richard W. Copeland*	Trustee	June 26, 2011
RICHARD W. COPELAND

/s/ Kenneth Blackwell*	Trustee	June 26, 2011
KENNETH BLACKWELL

/s/ William W. Johnson*	Trustee	June 26, 2011
WILLAM W. JOHNSON

/s/ John C. Mulder*	Trustee	June 26, 2011
JOHN C. MULDER

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney